Award Timing Disclosure	12 Months Ended
Dec. 31, 2024 USD ($) shares $ / shares Rate
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure

Equity Award Grant Practices

The Company has an Equity Grant Award Policy to standardize the process of granting equity in accordance with applicable legal and regulatory requirements, and to enhance its internal controls. Under this policy, equity awards to the Company's employees, including NEOs, are typically approved by the board of directors, the compensation committee, or its/their delegate and granted on an annual basis on a predetermined date in the month of February. Equity grants to certain newly hired employees or promoted individuals, including executive officers, are made on the first trading day of each month following the later of (i) the date on which such individual's employment begins or promotion occurs or (ii) the date on which such grant is approved by the board of directors, the compensation committee, or its/there delegate(s). It is the Company's policy to not purposely accelerate or delay the release of material nonpublic information in consideration of a pending equity award in order to allow the grantee to benefit from a more favorable stock price.

As required pursuant to Item 402(x) of Regulations S-K, the following table provides information regarding option awards granted to our named executive officers in the fiscal year ended December 31, 2024, during any period beginning four business days before the filing or furnishing of a periodic report or current report disclosing material non-public information and ending one business day after the filing or furnishing of such report with the Securities and Exchange Commission.

Name	Grant Date	Number of Securities Underlying the Award	Exercise Price of the Award ($/Share)	Grant Date Fair Value of the Award

Percentage Change in the Closing Market Price of the Securities Underlying the Award Between the Trading Day Ending Immediately Prior to the Disclosure of Material Nonpublic Information and the Trading Day Beginning Immediately Following the Disclosure of Material Nonpublic Information

Barbara Weber, M.D.	2/1/2024	523,012	12.28	8.31	0.01%
Daniella Beckman	2/1/2024	236,475	12.28	8.31	0.01%
Adam Crystal, M.D., Ph.D.	2/1/2024	279,593	12.28	8.31	0.01%
Douglas Barry	2/1/2024	137,156	12.28	8.31	0.01%

Award Timing Method	. Under this policy, equity awards to the Company's employees, including NEOs, are typically approved by the board of directors, the compensation committee, or its/their delegate and granted on an annual basis on a predetermined date in the month of February. Equity grants to certain newly hired employees or promoted individuals, including executive officers, are made on the first trading day of each month following the later of (i) the date on which such individual's employment begins or promotion occurs or (ii) the date on which such grant is approved by the board of directors, the compensation committee, or its/there delegate(s).
Award Timing Predetermined	true
Award Timing MNPI Considered	true
Award Timing, How MNPI Considered	It is the Company's policy to not purposely accelerate or delay the release of material nonpublic information in consideration of a pending equity award in order to allow the grantee to benefit from a more favorable stock price.
Awards Close in Time to MNPI Disclosures, Table

As required pursuant to Item 402(x) of Regulations S-K, the following table provides information regarding option awards granted to our named executive officers in the fiscal year ended December 31, 2024, during any period beginning four business days before the filing or furnishing of a periodic report or current report disclosing material non-public information and ending one business day after the filing or furnishing of such report with the Securities and Exchange Commission.

Name	Grant Date	Number of Securities Underlying the Award	Exercise Price of the Award ($/Share)	Grant Date Fair Value of the Award

Percentage Change in the Closing Market Price of the Securities Underlying the Award Between the Trading Day Ending Immediately Prior to the Disclosure of Material Nonpublic Information and the Trading Day Beginning Immediately Following the Disclosure of Material Nonpublic Information

Barbara Weber, M.D.	2/1/2024	523,012	12.28	8.31	0.01%
Daniella Beckman	2/1/2024	236,475	12.28	8.31	0.01%
Adam Crystal, M.D., Ph.D.	2/1/2024	279,593	12.28	8.31	0.01%
Douglas Barry	2/1/2024	137,156	12.28	8.31	0.01%

Barbara Weber M D [Member] | Employee Stock Option
Awards Close in Time to MNPI Disclosures
Name	Barbara Weber, M.D.
Underlying Securities | shares	523,012
Exercise Price | $ / shares	$ 12.28
Fair Value as of Grant Date | $	$ 8.31
Underlying Security Market Price Change | Rate	0.01%
Daniella Beckman [Member] | Employee Stock Option
Awards Close in Time to MNPI Disclosures
Name	Daniella Beckman
Underlying Securities | shares	236,475
Exercise Price | $ / shares	$ 12.28
Fair Value as of Grant Date | $	$ 8.31
Underlying Security Market Price Change | Rate	0.01%
Adam Crystal, M.D., Ph.D.[Member] | Employee Stock Option
Awards Close in Time to MNPI Disclosures
Name	Adam Crystal, M.D., Ph.D.
Underlying Securities | shares	279,593
Exercise Price | $ / shares	$ 12.28
Fair Value as of Grant Date | $	$ 8.31
Underlying Security Market Price Change | Rate	0.01%
Douglas Barry [Member] | Employee Stock Option
Awards Close in Time to MNPI Disclosures
Name	Douglas Barry
Underlying Securities | shares	137,156
Exercise Price | $ / shares	$ 12.28
Fair Value as of Grant Date | $	$ 8.31
Underlying Security Market Price Change | Rate	0.01%